Consolidated Statements of Shareholders' Equity In Thousands, unless otherwise specified	Total USD ($)	Total CNY	Ordinary shares CNY	Additional paid-in capital CNY	Treasury stock CNY	Statutory reserves CNY	Retained earnings CNY	Noncontrolling interests CNY
Balance at Dec. 31, 2010		9,723,638	2,673	850,724		321,968	8,565,446	(17,173)
Balance (in shares) at Dec. 31, 2010			3,252,364
Increase (Decrease) in Shareholders' Equity
Ordinary shares issued upon exercise of employee stock options		73,337	10	73,327
Ordinary shares issued upon exercise of employee stock options (in shares)			15,539
Ordinary shares issued upon settlement of restricted share units			4	(4)
Ordinary shares issued upon settlement of restricted share units (in shares)			6,034
Share-based compensation		78,289		78,289
Appropriation to statutory reserves						150,618	(150,618)
Net income		3,222,973					3,234,264	(11,291)
Capital injection in a subsidiary by noncontrolling shareholders		227						227
Balance at Dec. 31, 2011		13,098,464	2,687	1,002,336		472,586	11,649,092	(28,237)
Balance (in shares) at Dec. 31, 2011			3,273,937
Increase (Decrease) in Shareholders' Equity
Ordinary shares issued upon exercise of employee stock options		24,712	3	24,709
Ordinary shares issued upon exercise of employee stock options (in shares)			4,929
Ordinary shares issued upon settlement of restricted share units			6	(6)
Ordinary shares issued upon settlement of restricted share units (in shares)			8,680
Share-based compensation		129,642		129,642
Appropriation to statutory reserves						161,522	(161,522)
Net income		3,586,570					3,637,452	(50,882)
Repurchase of shares		(422,489)			(422,489)
Repurchase of shares (in shares)					(41,504)
Dividend to shareholders		(815,413)					(815,413)
Balance at Dec. 31, 2012		15,601,486	2,696	1,156,681	(422,489)	634,108	14,309,609	(79,119)
Balance (in shares) at Dec. 31, 2012		3,246,042	3,287,546		(41,504)
Increase (Decrease) in Shareholders' Equity
Ordinary shares issued upon exercise of employee stock options		2,474		2,474
Ordinary shares issued upon exercise of employee stock options (in shares)			240
Ordinary shares issued upon settlement of restricted share units			8	(8)
Ordinary shares issued upon settlement of restricted share units (in shares)			13,083
Share-based compensation		217,431		217,431
Appropriation to statutory reserves						244,358	(244,358)
Net income	734,298	4,445,218					4,443,910	1,308
Repurchase of shares		(99,262)			(99,262)
Repurchase of shares (in shares)					(9,081)
Cancellation of treasury stock			(41)	(521,710)	521,751
Cancellation of treasury stock (in shares)			(50,585)		50,585
Capital injection in a subsidiary by noncontrolling shareholders		916		10				906
Balance at Dec. 31, 2013	$ 3,331,559	20,168,263	2,663	854,878		878,466	18,509,161	(76,905)
Balance (in shares) at Dec. 31, 2013	3,250,284		3,250,284